Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Basis of Presentation	Basis of PresentationThe accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”)
Principles of Consolidation	Principles of Consolidation

The Consolidated Financial Statements include the financial statements of Oriental Rise Holdings Limited and its wholly-owned subsidiaries.

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to or has rights to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are de-consolidated from the date that control ceases. All significant intercompany transactions and account balances have been eliminated.

Use of Estimates	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Although these estimates are based on the Company’s knowledge of current events and actions the Company may undertake in the future, actual results could differ from those estimates and assumptions. Significant items subject to such estimates and assumptions include the useful lives of fixed assets and the valuation of financial instruments and inventories.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The Company’s results can also be affected by economic, political, legislative, regulatory, legal actions, and the impact from COVID-19. Economic conditions, such as inflation, interest and monetary exchange rates, and government fiscal policies, can have a significant effect on operations. While the Company maintains reserves for anticipated liabilities and carries various levels of insurance, the Company could be affected by civil, criminal, environmental, regulatory or administrative actions, claims, or proceedings.

Cash and Cash Equivalents	Cash and Cash Equivalents

Cash and cash equivalents comprise cash at bank and on hand, demand deposits with banks and other financial institutions, and short-term highly liquid investments which are readily convertible into known amounts of cash and subject to an insignificant risk of change in value, having been within three months of maturity at acquisition. Bank overdrafts which are repayable on demand and form an integral part of the Group’s cash management are also included as a component of cash and cash equivalents for the purpose of the consolidated statements of cash flows.

Inventories	Inventories

Raw materials and finished goods are valued at the lower of cost or net realizable value. Cost is determined using weighted average method. Finished goods inventories represent costs associated with boxed produce not yet sold. Raw materials primarily represent growing and packaging supplies.

Growing leaves inventories primarily represent the capitalized costs associated with growing tea leaves, consist of but not limited to costs of plantation, cultivation, pest controls, pruning and irrigation etc.

Property, plant and equipment and depreciation	Property, plant and equipment and depreciation

Property, plant and equipment are stated at cost less accumulated depreciation and impairment. Expenditures for additions or renewals and improvements are capitalized; expenditures for maintenance and repairs that neither materially add to the value of the property nor appreciably prolong its economic life are charged to expense as incurred.

Depreciation is calculated on the straight-line basis to write off the cost of each item of property, plant and equipment to its residual value over its estimated useful lives. The principal annual rates used for this purpose are as follows:

Category	Estimated useful lives	Estimated residual values
Bearer plant	24 – 30 years	—
Buildings	5 – 20 years	0 – 5%
Plant and machinery	5 – 10 years	0 – 5%
Office equipment	3 – 10 years	0 – 5%
Motor vehicles	4 years	5%
Software	3 – 10 years	—
Leasehold improvements	10 years	—

Operating Leases	Operating Leases

A lease is defined as a contract that conveys the right to control the use of identified tangible property for a period of time in exchange for consideration. The Group adopted ASC Topic 842 which primarily affected the accounting treatment for operating lease agreements in which the Group is the lessee including leases of lands used in its operations. The Group elected to not recognize right of use assets (“ROU”) and lease liabilities arising from short-term leases with initial lease terms of twelve months or less (deemed immaterial) on the accompanying consolidated balance sheets.

We determine if an arrangement is a lease at inception. Payments under our lease arrangements are fixed. ROU assets and lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is incremental borrowing rate, because the interest rate implicit in the leases is not readily determinable. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The lease terms include periods under options to extend or terminate the lease when it is reasonably certain that we will exercise that option. The Group generally uses the base, non-cancelable, lease term when determining the ROU assets and lease liabilities. ROU assets also include any prepaid lease payments and lease incentives. Operating lease expense is recognized on a straight-line basis over the lease term.

Impairment of long-lived assets	Impairment of long-lived assets

Long-lived assets include property, plant and equipment and ROU are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of a long-lived asset or asset group may not be recoverable. Recoverability of assets is measured by comparing the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Company did not record any impairment losses for the years ended December 31, 2022 and 2023.

Financial Instruments	Financial Instruments

Financial instruments of the Group primarily consist of cash and cash equivalents, trade receivables, prepayments and other current assets, bank overdraft, short-term bank borrowings, accruals and other payables and amount due to related parties. The carrying values of the Group’s financial instruments approximate their fair values, principally because of the short-term maturity of these instruments or their terms. The Group has no derivative financial instruments.

Trade Receivables and Allowance for Credit Losses	Trade Receivables and Allowance for Credit Losses

Trade receivables are stated at the amount the Group expects to collect. The Group maintains allowances for credit losses. Management considers the following factors when determining the collectability of trade receivables: economic environment, historical experience, creditworthiness of the clients, aging of the receivables and other specific circumstances related to the accounts. Allowance for credit losses is made and recorded into administrative expenses based on the aging of trade receivables and on any specifically identified receivables that may become uncollectible. Trade receivables which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group takes a write-off of the account balances when the Group can demonstrate all means of collection on the outstanding balances have been exhausted. Our assessment considered the impact of COVID-19 and estimates of expected credit and collectability trends. Volatility in market conditions and evolving credit trends are difficult to predict and may cause variability and volatility that may have an impact on our allowance for credit losses in future periods. There was no allowance for credit losses or write-off during the years ended December 31, 2022 and 2023.

Revenue Recognition	Revenue Recognition

Revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration that an entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that the Group expects to receive in exchange for those goods or services. The Group applies the following five-step model in order to determine this amount: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Group satisfies each performance obligation.

The Group only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Group reviews the contract to determine which performance obligations the Group must deliver and which of these performance obligations are distinct. The Group recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Our revenue consists primarily of the sale of primarily-processed teas and refined teas in the PRC. Sales of products are for cash or otherwise agreed-upon credit terms. Our payment terms vary by customer. Our revenue generating activities have a single performance obligation and are recognized at the point in time when control transfers and our obligation has been fulfilled, which is when the related goods are delivered to the customer, depending upon the method of distribution, and delivery terms. Revenue is measured as the amount of consideration we expect to receive in exchange for our products. We do not allow for a right of return except for matters related to quality.

Income Taxes	Income Taxes

Income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit of the related tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. As of December 31, 2022 and 2023, the Group had no uncertain income tax position. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest and penalties related to unrecognized tax liabilities (if any) in interest expenses and administrative expenses, respectively.

The Group recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Commitments and Contingencies	Commitments and Contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, lawsuits, and tax disputes. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. As of December 31, 2022 and 2023, the Group had no such potential material loss contingency.

Fair Value Measurement	Fair Value Measurement

The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group follows the provisions of ASC 820, “Fair Value Measurements and Disclosures”. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1:	applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities

Level 2:	applies to assets or liabilities for which there are inputs, other than quoted prices in level 1, that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3:	applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the asset or liability.

As of December 31, 2022 and 2023, the carrying value of financial instruments included in current assets and liabilities approximate their fair values because of the short-term nature of these instruments

Foreign currency translation	Foreign currency translation

All of the Group’s operations are conducted in the PRC and as a result, the functional currency of the Group is the Chinese Renminbi (“RMB”). The presentation currency of the Group is the USD.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance sheet date. Transactions in currencies other than the functional currency are converted into the functional currency at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the statements of comprehensive income.

In translating the financial statements of the Company’s subsidiaries in functional currencies into the presentation currency, assets and liabilities are translated from the subsidiaries’ functional currencies to the presentation currency at the exchange rate at the balance sheet date. Equity amounts are translated at historical exchange rates; revenues, expenses, and other gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income/(loss) in the Consolidated Statements of Comprehensive Income.

Recently Issued Accounting Pronouncements	Recently Issued Accounting Pronouncements

In October 2021, the FASB issued ASU 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”. Under ASU 2021-08, an acquirer must recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606, as if it had originated the contracts. Prior to this ASU, an acquirer generally recognized contract assets acquired and contract liabilities assumed that arose from contracts with customers at fair value on the acquisition date. The Company adopted the ASU on January 1, 2023 and the adoption did not have a material impact on the Company’s consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,” which requires public entities to disclose expanded information about their reportable segment(s)’ significant expenses and other segment items on an interim and annual basis. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The ASU is required to be applied retrospectively to all prior periods presented in the financial statements once adopted. The Company is evaluating the disclosure requirements related to the new standard.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which requires public entities to disclose specific tax rate reconciliation categories, as well as income taxes paid disaggregated by jurisdiction, amongst other disclosure enhancements. The ASU is effective for financial statements issued for annual periods beginning after December 15, 2024, with early adoption permitted. The ASU can be adopted on a prospective or retrospective basis. The Company is evaluating the disclosure requirements related to the new standard.

The Company has considered all other recently issued accounting pronouncements and does not believe that the adoption of such pronouncements will have a material impact on the consolidated financial statements.